Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Agriculture Producers ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.4%
Elders Ltd.	34,346	$165,510
Inghams Group Ltd.	66,045	107,288
Nufarm Ltd./Australia(a)	62,057	101,694
		374,492
Brazil — 0.3%
Sao Martinho SA	27,720	72,859
SLC Agricola SA	31,519	97,607
Tres Tentos Agroindustrial SA, Class S	22,142	63,881
		234,347
Canada — 6.4%
Maple Leaf Foods Inc.	14,524	261,493
Nutrien Ltd.	87,780	5,109,324
Rogers Sugar Inc.	19,883	85,938
		5,456,755
China — 2.7%
China BlueChemical Ltd., Class H	282,000	88,268
China Modern Dairy Holdings Ltd.(b)	430,000	74,147
China XLX Fertiliser Ltd.	118,000	126,983
China Youran Dairy Group Ltd.(a)(c)	246,000	137,964
COFCO Joycome Foods Ltd.(a)	486,000	103,184
First Tractor Co. Ltd., Class H	70,000	66,264
Henan Shuanghui Investment & Development Co. Ltd., Class A	37,200	142,172
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	68,500	285,225
Muyuan Foods Co. Ltd., Class A	59,266	426,083
New Hope Liuhe Co. Ltd., Class A	48,500	64,637
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	57,400	215,412
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	22,880	91,670
Sinofert Holdings Ltd.	574,000	113,001
Wens Foodstuff Group Co. Ltd., Class A	72,020	184,195
Yunnan Yuntianhua Co. Ltd., Class A	20,200	88,713
Zangge Mining Co. Ltd., Class A	17,200	148,479
		2,356,397
Egypt — 0.1%
Abou Kir Fertilizers & Chemical Industries	57,072	55,096
Germany — 0.6%
K+S AG, Registered(d)	30,781	418,764
Suedzucker AG(b)	10,875	122,641
		541,405
Hong Kong — 1.8%
WH Group Ltd.(c)	1,510,000	1,581,320
India — 5.5%
Balrampur Chini Mills Ltd.	21,757	109,174
Bayer CropScience Ltd.	2,402	125,280
Chambal Fertilisers and Chemicals Ltd.	29,040	143,363
Coromandel International Ltd.	21,199	566,071
Deepak Fertilisers & Petrochemicals Corp. Ltd.	11,460	175,846
Dhanuka Agritech Ltd.	2,512	34,806
EID Parry India Ltd.(a)	16,104	185,997
Godrej Agrovet Ltd.(c)	8,699	57,963
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	14,372	80,238
Gujarat State Fertilizers & Chemicals Ltd.	39,832	82,454
Kaveri Seed Co. Ltd.	3,660	40,799
Paradeep Phosphates Ltd.(c)	84,378	150,260
PI Industries Ltd.	13,695	520,909
Rallis India Ltd.	16,183	47,854
Rashtriya Chemicals & Fertilizers Ltd.	24,101	38,253
Shree Renuka Sugars Ltd.(a)	112,740	33,796
Security	Shares	Value
India (continued)
Sumitomo Chemical India Ltd.	22,727	$118,780
Tata Consumer Products Ltd.	107,184	1,407,080
Triveni Engineering & Industries Ltd.	14,019	55,896
UPL Ltd.	91,539	779,005
		4,753,824
Indonesia — 0.9%
Astra Agro Lestari Tbk PT	82,600	37,568
Charoen Pokphand Indonesia Tbk PT	1,332,300	370,548
Dharma Satya Nusantara Tbk PT	575,300	58,549
Inti Agri Resources Tbk PT(a)(e)	2,230,700	—
Japfa Comfeed Indonesia Tbk PT	947,600	138,986
Sawit Sumbermas Sarana Tbk PT	597,600	57,230
Triputra Agro Persada PT	728,100	73,881
		736,762
Israel — 1.1%
ICL Group Ltd.	140,024	776,116
Israel Corp Ltd.	686	189,674
		965,790
Italy — 1.7%
CNH Industrial NV	158,401	1,493,722
Japan — 4.5%
Kubota Corp.	176,900	2,553,226
Kumiai Chemical Industry Co. Ltd.	13,500	60,461
Maruha Nichiro Corp.	7,600	185,170
Mitsui DM Sugar Co. Ltd.	2,700	57,387
NH Foods Ltd.	15,300	676,373
Prima Meat Packers Ltd.	4,300	72,436
Sakata Seed Corp.	5,200	138,319
Yamabiko Corp.	5,200	90,273
		3,833,645
Malaysia — 2.6%
Farm Fresh Bhd	186,900	122,629
Genting Plantations Bhd	48,500	58,684
Hextar Global Bhd(b)	285,100	61,364
IOI Corp. Bhd	455,200	439,971
Johor Plantations Group Bhd	158,300	59,782
Kuala Lumpur Kepong Bhd	91,400	446,771
QL Resources Bhd	296,660	290,738
SD Guthrie Bhd	375,500	473,407
United Plantations Bhd	45,050	307,829
		2,261,175
Netherlands — 0.1%
OCI NV	18,785	74,050
Norway — 5.3%
Austevoll Seafood ASA	16,631	145,151
Bakkafrost P/F	9,094	417,652
Grieg Seafood ASA(a)	8,210	58,422
Leroy Seafood Group ASA	48,444	225,092
Mowi ASA	84,172	1,912,003
Salmar ASA	12,247	716,603
Yara International ASA	29,891	1,091,801
		4,566,724
Poland — 0.1%
Grupa Azoty SA(a)	8,666	44,788
Qatar — 0.1%
Baladna(a)	132,570	53,102
Russia — 0.0%
PhosAgro PJSC(a)(e)	136	1

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Agriculture Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Russia (continued)
PhosAgro PJSC, GDR(a)(d)(e)	2	$—
Ros Agro PLC, GDR(a)(d)(e)	5,334	1
		2
Saudi Arabia — 2.9%
Almarai Co. JSC	88,718	1,057,120
National Agriculture Development Co. (The)(a)	26,934	135,021
SABIC Agri-Nutrients Co.	42,110	1,309,136
		2,501,277
Singapore — 1.6%
Bumitama Agri Ltd.	63,600	73,129
First Resources Ltd.	100,500	160,630
Golden Agri-Resources Ltd.	1,165,600	248,041
Wilmar International Ltd.	347,000	869,172
		1,350,972
South Korea — 0.1%
Dongwon Industries Co. Ltd.	1,997	61,838
Harim Holdings Co. Ltd.	8,030	45,905
Hyundai Feed Inc.(a)(e)	20,538	20,628
		128,371
Sweden — 0.4%
Husqvarna AB, Class B	63,438	303,669
Taiwan — 0.5%
Charoen Pokphand Enterprise	31,800	144,891
Sinon Corp.	66,000	90,152
Taiwan Fertilizer Co. Ltd.	115,000	173,343
		408,386
Thailand — 0.6%
Betagro PCL, NVDR	121,200	65,206
Charoen Pokphand Foods PCL, NVDR	683,000	431,398
		496,604
Turkey — 0.3%
Gubre Fabrikalari TAS(a)	14,830	109,204
Hektas Ticaret TAS(a)(b)	673,820	50,474
Turk Traktor ve Ziraat Makineleri AS	4,583	55,239
		214,917
United Kingdom — 0.7%
Cranswick PLC	9,329	637,198
United States — 56.3%
AGCO Corp.	11,480	1,216,421
Alamo Group Inc.	1,864	298,930
Archer-Daniels-Midland Co.	86,875	5,276,787
Bunge Global SA	25,323	2,432,781
Cal-Maine Foods Inc.	7,879	656,478
Security	Shares	Value
United States (continued)
CF Industries Holdings Inc.	29,296	$2,305,595
Corteva Inc.	122,857	8,289,162
Darling Ingredients Inc.(a)	28,554	1,045,362
Deere & Co.	42,374	19,682,299
FMC Corp.	22,551	322,254
Fresh Del Monte Produce Inc.	7,349	265,593
Ingredion Inc.	11,640	1,251,766
Lamb Weston Holdings Inc.	23,950	1,414,487
Lindsay Corp.	1,963	225,607
Mosaic Co. (The)	57,388	1,405,432
Pilgrim's Pride Corp.	8,619	327,867
Scotts Miracle-Gro Co. (The)	8,336	471,984
Toro Co. (The)	17,704	1,234,677
Vital Farms Inc.(a)	6,454	211,046
		48,334,528
Total Long-Term Investments — 97.6% (Cost: $103,073,427)		83,759,318
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(f)(g)(h)	258,401	258,530
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(f)(g)	50,000	50,000
Total Short-Term Securities — 0.4% (Cost: $308,510)		308,530
Total Investments — 98.0% (Cost: $103,381,937)		84,067,848
Other Assets Less Liabilities — 2.0%		1,709,607
Net Assets — 100.0%		$85,777,455

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Agriculture Producers ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$88,510	$170,020 (a)	$—	$25	$(25)	$258,530	258,401	$930 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	—	(40,000)(a)	—	—	50,000	50,000	1,212	—
				$25	$(25)	$308,530		$2,142	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	5	12/19/25	$1,715	$(306)
Euro STOXX 50 Index	5	12/19/25	329	1,744
				$1,438
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$58,163,529	$25,575,159	$20,630	$83,759,318
Short-Term Securities
Money Market Funds	308,530	—	—	308,530
	$58,472,059	$25,575,159	$20,630	$84,067,848

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Agriculture Producers ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,744	$—	$—	$1,744
Liabilities
Equity Contracts	(306)	—	—	(306)
	$1,438	$—	$—	$1,438

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company